Capital Stock	12 Months Ended
Jan. 31, 2025
Text block [abstract]
Capital Stock
17.	CAPITAL STOCK
The authorized capital stock of the Company is comprised of an unlimited number of multiple voting shares carrying six votes per share with no par value, an unlimited number of subordinate voting shares carrying one vote per share with no par value, and an unlimited number of non-voting
preferred shares issuable in series with no par value.
The changes in capital stock issued and outstanding were as follows:

	Number of shares	Carrying Amount
Subordinate voting shares
Balance as at February 1, 2023	36,522,508	$252.4
Issued upon exercise of stock options	454,359	24.8
Issued in exchange of multiple voting shares [a]	2,236,284	0.2
Repurchased under the NCIB	(4,404,598)	(32.1)
Balance as at January 31, 2024	34,808,553	245.3
Issued upon exercise of stock options	422,087	19.1
Issued in exchange of multiple voting shares	1,628,558	0.1
Repurchased under the NCIB	(2,346,799)	(16.6)
Balance as at January 31, 2025	34,512,399	$247.9

Multiple voting shares
Balance as at February 1, 2023	42,384,200	$3.4
Exchanged for subordinate voting shares	(2,236,284)	(0.2)
Balance as at January 31, 2024	40,147,916	$3.2
Exchanged for subordinate voting shares	(1,628,558)	(0.1)
Balance as at January 31, 2025	38,519,358	$3.1

Total outstanding as at January 31, 2025	73,031,757	$251.0
[a]
Amount of 2,171,428 related to secondary offering (described below) and 64,856 related to a Beaudier Inc. donation.

a)	Normal course issuer bid program (“NCIB”)
On December 6, 2024, the Company announced the renewal of its NCIB to repurchase for cancellation up to 3,331,852 of its outstanding subordinate voting shares over a twelve-month period commencing on December 10, 2024, and ending no later than December 9, 2025 (the “Current NCIB”). During the year ended January 31, 2025, no shares were repurchased under the Current NCIB. In addition, during the same period, the Company continued its share repurchases under the NCIB that was announced and started during the fiscal year ended January 31, 2024 (“Previous NCIB”, as defined hereafter). The Company repurchased for cancellation 2,346,799 subordinate voting shares, the total allowable under the program, for a total consideration of $218.6 million, of which $3.5 million in taxes is unpaid.
During the year ended January 31, 2025, the Company recognized no impact in financing costs (gain of $4.8 million in financing income for the year ended January 31, 2024) related to an automatic share purchase plan. The gain represents the difference between the share price used to establish the financial liability at the end of each quarter and the amount actually paid to repurchase shares during the regulatory restrictions or self-imposed blackout periods.
For the year ended January 31, 2025, of the total consideration of $218.6 million, $16.6 million represents the carrying amount of the shares repurchased and $202.0 million represents the amount charged to retained losses.
.

On November 30, 2023, the Company announced the renewal of its NCIB to repurchase for cancellation up to 3,231,999 of its outstanding subordinate voting shares over a twelve-month period commencing on December 5, 2023, and ending no later than December 4, 2024 (“Previous NCIB”) and 885,200 subordinate voting shares for a total consideration of $79.1 million were repurchased under the Previous NCIB during the year ended January 31, 2024. For the year ended January 31, 2024, the Company repurchased a total of 4,404,598 subordinate voting shares under NCIB programs.
For the year ended January 31, 2024, of the total consideration of $446.2 million, $32.1 million represents the carrying amount of the shares repurchased, $418.9 million represents the amount charged to retained losses and $4.8 million represents the gain recognized in net income.

b)	Secondary offering
On April 19, 2024, Bain Capital Integral Investors II, L.P. (“Bain Capital”) completed a secondary offering of 1,500,000 subordinate voting shares of the Company through an underwriter and a distribution in kind of 128,558 subordinate voting shares to certain affiliates and limited partners. Prior to such transaction, Bain Capital converted 1,628,558 multiple voting shares into an equivalent number of subordinate voting shares. The Company did not receive any of the proceeds of the secondary offering. In accordance with the terms of the registration rights agreement entered into in connection with the initial public offering of the Company’s subordinate voting shares, the Company incurred approximately $1.0 million of fees and expenses related to this secondary offering.
On January 26, 2024, Bain Capital Integral Investors II, L.P. (“Bain Capital”) completed a secondary offering of 2,000,000 subordinate voting shares of the Company through an underwriter and a distribution in kind of 171,428 subordinate voting shares to certain affiliates and limited partners. Prior to such transaction, Bain Capital converted 2,171,428 multiple voting shares into an equivalent number of subordinate voting shares. The Company did not receive any of the proceeds of the secondary offering. In accordance with the terms of the registration rights agreement entered into in connection with the initial public offering of the Company’s subordinate voting shares, the Company incurred approximately $0.9 million of fees and expenses related to this secondary offering.

c)	Dividend
During the year ended January 31, 2025, the Company declared four quarterly dividends of $0.21 per share for holders of its multiple voting shares and subordinate voting shares. The dividends were paid on April 22, 2024, July 12, 2024, October 11, 2024 and January 14, 2025 for a total consideration of $61.9 million to shareholders.
During the year ended January 31, 2024, the Company declared four quarterly dividends of $0.18 per share for holders of its multiple voting shares and subordinate voting shares. The dividends were paid on April 17, 2023, July 14, 2023, October 13, 2023 and January 12, 2024 for a total consideration of $55.6 million to shareholders.